LOANS HELD FOR INVESTMENT AT CARRYING VALUE (FY) (Details)	3 Months Ended		5 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) Loan		Dec. 31, 2020 USD ($) Loan		Dec. 31, 2020 USD ($) Loan		Jul. 30, 2020 USD ($)
Loans Held as Investment, Carrying Amount Disclosure [Abstract]
Number of loans held for investments in portfolio | Loan	4		3		3
Loans held for investments aggregate commitments	$ 65,000,000		$ 44,000,000		$ 44,000,000
Loans held at carrying value, outstanding principal	$ 42,940,850	[1],[2]	$ 33,907,763	[1],[3]	$ 33,907,763	[1],[3]	$ 0
Percentage of loans held at carrying value with floating interest rates	49.00%		35.00%		35.00%
LIBOR period	30 days		30 days
LIBOR Weighted Average Floor Rate [Member]
Loans Held as Investment, Carrying Amount Disclosure [Abstract]
Loans held at carrying value, interest rate	1.00%		1.00%		1.00%

[1]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs.
[2]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs.
[3]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs